Related party transactions - Summary of Compensation Paid or Payable to Key Management (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [abstract]
Salaries and other short-term employee benefits	$ 6,364	$ 5,779
Employee benefit plan	337	301
Share based payments	8,468	8,643
Termination benefits	0	900
Compensation for key management personnel	$ 15,169	$ 15,623